SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION
21	SEGMENT INFORMATION

Operating

The Company has one reportable operating segment in its continuing operations, B2B Online Gaming.

The accounting policies of the reportable operating segments are the same as those described in the Company’s summary of significant accounting policies (Note 2). The Company measures each reportable operating segment’s performance based on adjusted EBITDA. No reportable operating segment is reliant on any single external customer.

Intersegment charges have been eliminated on consolidation.

Geography – Revenue

Revenue for continuing operations was generated from contracted customers in the following jurisdictions:

	Year Ended December 31,
	2021	2020
Malta	28,127	31,416
Curaçao	14,304	8,772
Rest of Europe	14,223	4,695
Rest of World	1,665	1,538
Revenue	58,319	46,421

This segmentation is not correlated to the geographical location of the Company’s worldwide end-user base.

Geography – Non-Current Assets

Non-current assets are held in the following jurisdictions:

	As at	As at
	December 31,	December 31,
	2021	2020
United States	55,581	34,104
Other	851	1,180
Non-Current Assets	56,432	35,284